Income Taxes - Remaining net operating loss carryforward (Details) $ in Millions	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,414
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2029
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2
2030
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
2031 - 2041
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 54